Financial instruments and risk management - Trade receivables (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Not past due	$ 21,725,000	$ 35,409,000
Past due 1-30 days	1,821,000	10,380,000
Past due 31-60 days	85,000	5,000
More than 61 days	125,000	44,000
Total	23,756,000	45,838,000
Allowance for doubtful accounts	$ 0	$ 0
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	15 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	60 days